Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-41479
Entity Registrant Name	REBORN COFFEE, INC.
Entity Central Index Key	0001707910
Entity Tax Identification Number	47-4752305
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	580 N. Berry Street
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	784-6369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	REBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false